Unpaid Claims - Additional information (Details) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Liability for Unpaid Claims and Claims Adjustment Expense, Activity in Liability [Abstract]
Unpaid claims	$ 140,210	$ 140,210	$ 93,615	$ 103,976	$ 77,886	$ 41,660
Incurred claims paid		1,073,141	394,811	564,378	414,419
Favorable development		$ (17,095)	$ 15,401	$ 13,715	$ 2,778
Ratio of current year medical claims paid as a percent of current year net medical claims		0.882	0.796	0.830	0.831
Direct Contracting Model, percentage of incurred claims	42.40%